Acquisition of Ely (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the consideration paid and the preliminary fair values of the assets acquired, and liabilities assumed on the closing date:

($)
Consideration paid
Cash paid to Ely shareholders(1)	65,016,496
GRC Shares issued to Ely shareholders(1)	130,193,499
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares	5,640,669
Total consideration	200,850,664

Allocation of consideration
Cash and cash equivalents	6,769,469
Short-term investments	1,291,022
Accounts receivable	261,897
Prepaid and other receivables	193,055
Reclamation bond	21,915
Property, plant & equipment	47,714
Royalties	231,172,628
Exploration and evaluation assets	7,691,535
Accounts payable and accrued liabilities	(3,847,216)
Lease obligation	(51,355)
Deferred income tax liability	(42,700,000)
Net assets acquired	200,850,664

(1)	Consideration excludes a portion of cash ($329,450) and share ($213,684) consideration representing the excess of the value of consideration over the intrinsic value of Ely’s share options outstanding prior to the closing date. Such excess is recorded as share-based compensation in the consolidated statements of comprehensive loss on the closing date.